ADDITIONAL INFORMATION-FINANCIAL STATEMENT (Schedule of Parent Company Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 117,547	$ 86,960	$ 67,437	$ 59,652
Other current assets	68,850	30,904
Total current assets	205,244	342,577
Non-current assets
TOTAL ASSETS	381,190	531,601
Current liabilities
Accrued expenses and other current liabilities	33,596	10,744
Total liabilities	114,593	133,968
Equity
Ordinary Shares ($0.001 par value; 900,000,000 shares authorized in 2015 and 2016; 127,662,057 shares issued as of December 31, 2015 and 2016; 124,395,645 shares and 125,629,779 shares outstanding as of December 31, 2015 and 2016, respectively)	128	128
Additional paid in capital	287,094	317,414
Treasury stock (3,266,412 and 2,032,278 shares as of December 31, 2015 and 2016, respectively)	(2,351)	(3,778)
Retained earnings (accumulated deficits)	(15,842)	49,876
Accumulated other comprehensive income	(292)	22,928
Total equity	266,597	397,633	268,872	291,343
TOTAL LIABILITIES AND EQUITY	381,190	531,601
Parent Company [Member]
Current assets
Cash and cash equivalents	139	332	2,029	14
Amount due from subsidiaries	178,083	179,619
Other current assets	3,825	1,369
Total current assets	182,047	181,320
Non-current assets
Investments in subsidiaries	86,896	205,501
TOTAL ASSETS	268,943	386,821
Current liabilities
Accrued expenses and other current liabilities	206	253
Total liabilities	206	253
Equity
Ordinary Shares ($0.001 par value; 900,000,000 shares authorized in 2015 and 2016; 127,662,057 shares issued as of December 31, 2015 and 2016; 124,395,645 shares and 125,629,779 shares outstanding as of December 31, 2015 and 2016, respectively)	128	128
Additional paid in capital	287,094	317,414
Treasury stock (3,266,412 and 2,032,278 shares as of December 31, 2015 and 2016, respectively)	(2,351)	(3,778)
Retained earnings (accumulated deficits)	(15,842)	49,876
Accumulated other comprehensive income	(292)	22,928
Total equity	268,737	386,568	$ 248,736	$ 270,966
TOTAL LIABILITIES AND EQUITY	$ 268,943	$ 386,821